MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
HELD TO MATURITY
Amortized Cost	$ 15,489	$ 3,495
Gross Unrealized Gains	103	127
Gross Unrealized Losses
Total	15,592	3,622
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
HELD TO MATURITY
Amortized Cost	82,059	96,488
Gross Unrealized Gains	283	486
Gross Unrealized Losses	(140)	(932)
Total	82,202	96,042
Mortgage-backed Securities, Issued by Private Enterprises [Member]
HELD TO MATURITY
Amortized Cost	400	618
Gross Unrealized Gains	57	3
Gross Unrealized Losses		(14)
Total	457	607
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	82,459	97,106
Gross Unrealized Gains	340	489
Gross Unrealized Losses	(140)	(946)
Total	$ 82,659	$ 96,649